Consolidated Statements of Changes In Equity - EUR (€) € in Thousands	Total	Share capital	Capital reserve	Prepaid share reserve	Accumulated deficit	Foreign currency translation differences
Beginning balance at Dec. 31, 2019	€ 21,740	€ 2,904	€ 46,409	€ 0	€ (27,520)	€ (53)
Issue of ordinary shares	70,643	1,091	64,052	5,500
Share issue costs	(3,397)		(3,397)
Equity-settled share-based payments	1,125		1,125
Consolidated net profit/(loss)	(19,770)				(19,770)
Other comprehensive income/(loss)	367					367
Ending balance at Dec. 31, 2020	70,708	3,995	108,189	5,500	(47,290)	314
Issue of ordinary shares	66,542	1,248	70,794	(5,500)
Share issue costs	(8,303)		(8,303)
Equity-settled share-based payments	1,942		1,942
Consolidated net profit/(loss)	(45,477)				(45,477)
Other comprehensive income/(loss)	(498)					(498)
Ending balance at Dec. 31, 2021	84,914	5,243	172,622	0	(92,767)	(184)
Issue of ordinary shares	11,201	425	10,776
Share issue costs	(262)		(262)
Equity-settled share-based payments	6,133		6,133
Consolidated net profit/(loss)	(73,782)				(73,782)
Other comprehensive income/(loss)	(411)					(411)
Ending balance at Dec. 31, 2022	€ 27,793	€ 5,668	€ 189,269	€ 0	€ (166,549)	€ (595)